Pre- and Post-Modification Recorded Investment Balances by Portfolio Class (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	$ 33.3
Post-Modification Recorded Investment	33.1
Retail | Fleet
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	27.7
Post-Modification Recorded Investment	27.5
Retail | Owner/Operator
Financing Receivable, Modifications [Line Items]
Pre-Modification Recorded Investment	5.6
Post-Modification Recorded Investment	$ 5.6